Derivatives - Schedule of Notional Amount of Non-trading Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Total notional non-trading	$ 571,543	$ 510,046
Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Total notional non-trading	1,805,298	1,580,937
Derivatives held or issued for non-trading purposes [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	1,649,296	1,421,656
Derivatives held or issued for non-trading purposes [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	123,349	126,106
Derivatives held or issued for non-trading purposes [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	3,199	2,745
Derivatives held or issued for non-trading purposes [member] | Other contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	29,454	30,430
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Total notional non-trading	1,112,887	965,114
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	1,077,788	922,323
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	4,525	11,674
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	3,199	2,745
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Other contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	27,375	28,372
Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Total notional non-trading	337,374	282,718
Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	337,374	282,718
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Total notional non-trading	353,745	330,210
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	234,134	214,969
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	117,532	113,183
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Other contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	2,079	2,058
Net investment hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Total notional non-trading	1,292	2,895
Net investment hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading		1,646
Net investment hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	$ 1,292	$ 1,249